Nature of Business and Basis of Presentation (Details) - segment	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Number of reportable segments	3	3
GT Nexus, Inc. [Member]
Redeemable noncontolling interest, ownership percentage	18.52%